Stock-Based Incentive Compensation Plans	12 Months Ended
Dec. 31, 2022
Stock-Based Incentive Compensation Plans [Abstract]
Stock-Based Incentive Compensation Plans	17. Stock-Based Incentive Compensation Plans

We sponsor stock-based incentive compensation plans for our employees and directors and for the employees and agents of our subsidiaries that provide for the issuance of stock options, performance shares and restricted stock units (“RSUs”), among other types of awards. We issue new shares to satisfy option exercises and vested performance shares and RSUs.

Total compensation expense (in millions) by award type for our stock-based incentive compensation plans was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Stock options	$6	$8	$10
Performance shares	10	18	5
RSUs	35	35	36
Total	$51	$61	$51

Recognized tax benefit	$11	$13	$11

Total unrecognized compensation expense (in millions) and expected weighted-average life (in years) by award type for our stock-based incentive compensation plans was as follows:

	For the Years Ended December 31,
	2022		2021		2020
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
	Expense	Period	Expense	Period	Expense	Period
Stock options	$11	0.8	$8	0.7	$8	0.7
Performance shares	19	1.2	14	1.2	14	1.3
RSUs	55	1.4	43	1.4	37	1.2
Total unrecognized stock-based
incentive compensation expense	$85		$65		$59

Stock Options

The option price assumptions used for our stock option awards were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Weighted-average fair value per option granted	$18.13	$17.26	$12.25
Weighted-average assumptions:
Dividend yield	3.2%	3.0%	3.0%
Expected volatility	44.4%	45.0%	30.1%
Risk-free interest rate (1)	1.9-3.8%	0.6-1.0%	0.3-1.4%
Expected life (in years)	5.8	5.8	5.8

(1)Risk-free interest rate expressed as a range and not a weighted average.

The fair value of options is determined using a Black-Scholes options valuation model with the assumptions disclosed in the table above.  The dividend yield is based on the expected dividend rate during the expected life of the option.  Expected volatility is based on the implied volatility of exchange-traded securities and the historical volatility of the LNC stock price.  The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant.  The expected life of the options granted represents the weighted-average period of time from the grant date to the date of exercise, expiration or cancellation based upon historical behavior.

Generally, stock options have a maximum contractual term of ten years and vest ratably over a three-year period based solely on a service condition. Information with respect to our incentive plans involving stock options with service conditions (aggregate intrinsic value shown in millions) was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2021	3,011,536	$59.23
Granted	593,609	55.10
Exercised	(38,374)	54.76
Forfeited or expired	(170,232)	63.19
Outstanding as of December 31, 2022	3,396,539	$58.36	6.09	$-

Vested or expected to vest as of December 31, 2022 (1)	3,238,301	$58.49	5.97	$-

Exercisable as of December 31, 2022	2,476,028	$59.47	5.05	$-

(1)Includes estimated forfeitures.

The total fair value of stock options with service conditions that vested during the years ended December 31, 2022, 2021 and 2020 was $8 million, $8 million and $8 million, respectively. The total intrinsic value of such options exercised during the years ended December 31, 2022, 2021 and 2020, was $1 million, $15 million and $3 million, respectively.

We award to certain agents stock options that have a maximum contractual term of five years and generally vest ratably over a two-year period depending on the satisfaction of the performance conditions. Information with respect to our incentive plans involving stock options with performance conditions (aggregate intrinsic value shown in millions) was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2021	166,278	$58.88
Granted	33,435	60.58
Exercised	(29,931)	63.59
Forfeited or expired	(48,385)	60.49
Outstanding as of December 31, 2022	121,397	$57.55	2.36	$-

Vested or expected to vest as of December 31, 2022 (1)	114,310	$57.34	2.26	$-

Exercisable as of December 31, 2022	97,773	$56.72	1.99	$-

(1) Includes estimated forfeitures.

The total fair value of stock options with performance conditions that vested during the years ended December 31, 2022, 2021 and 2020, was $1 million, less than $1 million and less than $1 million, respectively. The total intrinsic value of such options exercised during the years ended December 31, 2022, 2021 and 2020, was less than $1 million, $1 million and less than $1 million, respectively.

Performance Shares

LNC performance shares vest, if at all, after the conclusion of the three-year performance period and certification of performance results by the Compensation Committee, and, generally, on the third anniversary of the grant date. Depending on the achievement level of performance measures pre-determined by the Compensation Committee for the three-year performance period, payouts could range from 0% to 200% of the target award for performance shares granted prior to 2021, 0% to 240% of the target award for performance shares granted in 2021 and 0% to 232% of the target award for performance shares granted in 2022. Dividend equivalents accrue with respect to unvested performance shares when and as cash dividends are paid on the Company’s common stock and vest if and to the extent that the underlying performance shares vest. Performance share information in the table below includes dividend equivalents credited on unvested performance share awards at target. Information with respect to our performance shares was as follows:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Outstanding as of December 31, 2021 (1)	630,670	$63.16
Granted	374,128	69.37
Vested	(185,194)	66.89
Forfeited	(72,756)	69.97
Performance adjustment (2)	20,580	66.89
Outstanding as of December 31, 2022 (1)	767,428	$64.61

(1)Represents target award amounts.

(2)Represents the difference between the target shares granted and the actual shares vested based upon the achievement level of performance measures.

RSUs

LNC RSUs generally cliff vest on the third anniversary of the grant date, based solely on a service condition. Dividend equivalents accrue with respect to unvested RSUs when and as cash dividends are paid on the Company’s common stock and vest if and when the underlying RSUs vest. RSU information in the table below includes dividend equivalents credited on unvested RSU awards. Information with respect to our RSUs was as follows:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Outstanding as of December 31, 2021	1,870,556	$59.78
Granted	938,181	65.53
Vested	(713,247)	62.53
Forfeited	(156,341)	62.27
Outstanding as of December 31, 2022	1,939,149	$61.26